Derivative and Hedging Activities - Marketing, Gathering and Compression Revenues (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Gains on undesignated oil, natural gas and NGL derivatives									$ 5	$ (34)
Total oil, natural gas and NGL revenues	$ 1,926	$ 2,087	$ 2,386	$ 2,196	$ 2,793	$ 2,424	$ 2,289	$ 2,524	8,595	10,030	$ 10,039
Marketing, gathering and compression | Supply contract
Derivative [Line Items]
Gains on undesignated oil, natural gas and NGL derivatives									(4)	7	0
Marketing
Derivative [Line Items]
Total oil, natural gas and NGL revenues									3,967	5,076	4,511
Marketing | Marketing, gathering and compression
Derivative [Line Items]
Revenues									$ 3,971	$ 5,069	$ 4,511